Debt - Narratives - Revolving Line of Credit (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 04, 2022	Mar. 12, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Payment of financing costs			$ 895,247	$ 641,446	$ 2,295,347	$ 2,361,369
Proceeds from borrowings under revolving line of credit			26,377,654	8,030,611	38,575,895	35,000,000
Repayments of Lines of Credit			$ 0		$ 0	$ 35,000,000
U B S Master Repurchase Agreement | Terra Mortgage Capital LLC
Debt Instrument
Maturity Date			Nov. 07, 2024
Ratio of Indebtedness to Net Capital			3.5
Minimum net worth required for compliance			$ 215,700,000
Payment guarantee maximum percent			25.00%
Covenant Description			the UBS Guarantee Agreement contains financial covenants, which require the Company to maintain: (i) cash liquidity of at least the greater of $5 million or 5% of the then-current outstanding amount under the UBS Master Repurchase Agreement; (ii) total liquidity of at least the greater of $15 million or 10% of the then-current outstanding amount under the UBS Master Repurchase Agreement (iii) tangible net worth at an amount equal to or greater than $215.7 million plus 75% of new capital contributions thereafter; (iv) an EBITDA to interest expense ratio of not less than 1.50 to 1.00; and (v) a total indebtedness to tangible net worth ratio of not more than 3.50 to 1.00. In March 2022, the Company amended the UBS Guarantee Agreement to reduce the EBITDA to interest expense ratio of not less than 1.25 to 1.00,
Covenant Compliance					as of March 31, 2022 and December 31, 2021, the Company was in compliance
Revolving line of credit
Debt Instrument
Maximum Borrowing Capacity	$ 125,000,000	$ 75,000,000			$ 75,000,000
Payment of financing costs			$ 600,000		$ 0.6
Maturity Date	Mar. 12, 2024	Mar. 12, 2023			Mar. 12, 2023
Ratio of Indebtedness to Net Capital			2.5		2.5
Minimum net worth required for compliance			$ 250,000,000		$ 250,000,000
Quarterly Operating Profit for Compliance				$ 3,500,000	$ 2,000,000
Payment guarantee maximum percent					25.00%
Covenant Description			In connection with the Revolving Line of Credit, the Company entered into a limited guaranty (the “Guaranty”) in favor of WAB, pursuant to which the Company will guarantee the payment of up to 25% of the amount outstanding under the Revolving Line of Credit. Under the Revolving Line of Credit and the Guaranty, the Company will be required to maintain (i) a minimum total net worth of $250.0 million; (ii) a $3.5 million quarterly operating profit, as defined within the agreement; and (iii) a ratio of total debt to total net worth of no more than 2.50 to 1.00.		In connection with the Revolving Line of Credit, the Company entered into a limited guaranty (the “Guaranty”) in favor of WAB, pursuant to which the Company will guarantee the payment of up to 25% of the amount outstanding under the Revolving Line of Credit. Under the Revolving Line of Credit and the Guaranty, the Company will be required to maintain (i) a minimum total net worth of $250.0 million; (ii) a $2.0 million quarterly operating profit, as defined within the agreement; and (iii) a ratio of total debt to total net worth of no more than 2.50 to 1.00.
Covenant Compliance			As of March 31, 2022 and December 31, 2021, the Company was in compliance with these covenants.		As of December 31, 2021, the Company is in compliance with these covenants.
Revolving line of credit | Subsequent Event
Debt Instrument
Maximum Borrowing Capacity	$ 125,000,000
Maturity Date	Mar. 12, 2024
Revolving line of credit | Floor rate
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate		4.00%			4.00%
Revolving line of credit | LIBOR
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate		3.25%			3.25%